Note 10 - Short-term Borrowings (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Line of Credit Facility, Maximum Borrowing Capacity	$ 6,000,000	$ 10,000,000	$ 4,000,000
Line of Credit Facility, Interest Rate During Period	4.00%	3.93%	4.03%
Long-term Line of Credit	$ 0	$ 9,500,000	$ 3,100,000